INCOME TAXES - Unused tax losses (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Recognized Deferred Tax Assets and Liabilities
Total	$ 342,742,914	$ 318,477,703	$ 273,792,687
2023
Recognized Deferred Tax Assets and Liabilities
Total	6,038,836
2024
Recognized Deferred Tax Assets and Liabilities
Total	6,906,649
2025
Recognized Deferred Tax Assets and Liabilities
Total	18,105,259
2026
Recognized Deferred Tax Assets and Liabilities
Total	32,396,580
2027
Recognized Deferred Tax Assets and Liabilities
Total	135,245,992
2028
Recognized Deferred Tax Assets and Liabilities
Total	33,339,203
2029
Recognized Deferred Tax Assets and Liabilities
Total	15,799,773
2030
Recognized Deferred Tax Assets and Liabilities
Total	22,792,671
2031
Recognized Deferred Tax Assets and Liabilities
Total	14,421,890
US losses
Recognized Deferred Tax Assets and Liabilities
Total	18,232,480
Israel losses
Recognized Deferred Tax Assets and Liabilities
Total	$ 39,463,581